Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 7 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were originally issued on November 13, 2023, in connection with the filing of Form 10-Q for the quarterly period ended September 30, 2023. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On November 2, 2023, the Company entered into the Business Combination Agreement with GCT and Merger Sub. Pursuant to the Business Combination Agreement, the parties will consummate a business combination transaction pursuant to which Merger Sub will merge with and into GCT, with GCT surviving the merger as a wholly-owned subsidiary of the Company. See “Note 1 – Organization, Business Operations and Liquidity – Proposed Business Combination.”

In November 2023, the Company and the Sponsor entered into Non-Redemption Agreements with a number of the Company’s stockholders in exchange for them agreeing not to redeem shares of the Company’s Class A common stock sold in the IPO in connection with the special meeting of stockholders called by the Company and held on November 7, 2023. In exchange for the foregoing commitments not to redeem such shares, the Company has agreed to allocate to such investors an aggregate of 782,001 Promote Shares and the Sponsor has agreed to surrender and forfeit to the Company for no consideration a number of shares of Class B common stock equal to the number of Promote Shares upon closing of an initial business combination.

On November 7, 2023, the Company’s stockholders approved at the special meeting of stockholders a proposal to amend the Company’s charter to further extend the date by which the Company has to consummate a Business Combination from the Extended Date to the Current Extended Date. In connection with the votes to approve such a proposal, the holders of an additional 98,573 shares of Class A common stock of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.70 per share, for an aggregate redemption amount of approximately $1.1 million, leaving approximately $42.2 million in the Trust Account and 3,941,361 shares of Class A common stock subject to possible redemption outstanding immediately following these redemptions.

Note 10— Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events that would require adjustment or disclosure in the financial statements.